Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Significant CODM expense categories
The table below summarized the significant expense categories regularly provided to, and reviewed by, the CODM for the three and six months ended June 30, 2026 and 2025 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating expenses:
Research and development
Clinical and manufacturing	$1,812	$184	$2,484	$373
Other research and development	1,028	714	2,016	1,035

Total research and development	2,840	898	4,500	1,408
General and administrative	1,610	684	3,746	1,396

Loss from operations	(4,450)	(1,582)	(8,246)	(2,804)
Other expense, net	52	309	10	796

Total other expense, net	52	309	10	796

Net loss	$(4,502)	$(1,891)	$(8,256)	$(3,600)

The table below summarizes the significant expense categories regularly provided to, and reviewed by, the CODM for the years ended December 31, 2025, 2024 and 2023 (in thousands).

	Years Ended December 31,
	2025	2024	2023
License and service revenue:	$—	$6,359	$—
Operating expenses:
Research and development
Clinical and manufacturing	718	1,193	2,577
Other research and development	2,338	2,384	6,021
Total research and development	3,056	3,577	8,598
General and administrative	3,382	5,250	8,690
Total operating expenses:	6,438	8,827	17,288
Loss from operations	(6,438)	(2,468)	(17,288)
Other (income) expense, net	(443)	675	(234)
Total other expense (income), net	(443)	675	(234)
Net loss	$(5,995)	$(3,143)	$(17,054)